INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following:
	December 31,
	2022	2021
Finished goods	$-	$31,991
Less: impairment loss	-	-
Inventory, net	$-	$31,991